Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (10,537)	$ (9,678)	$ (19,067)
Total property and equipment, net	387,075	293,135	293,933
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,180	14,180	21,899
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,112	3,051	4,058
Tooling, Machinery, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,109	8,868	5,451
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	337	337	583
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,974	1,032	7,095
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	383	297	298
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 366,517	$ 275,048	$ 251,633